Loss Per Ordinary Share	6 Months Ended
Mar. 31, 2026
Loss Per Ordinary Share [Abstract]
LOSS PER ORDINARY SHARE

NOTE 15 — LOSS PER ORDINARY SHARE

The following table presents a reconciliation of basic and diluted loss per ordinary share for the six months ended March 31, 2026 and 2025:

	For the Six Months Ended March 31,
	2026	2025
Numerator:
Net (loss) income	$(209,004)	$8,998
Less: net (loss) income attributable to non-controlling interest	(101,269)	98,006
Net loss attributable to Jin Medical International Ltd.	$(107,735)	$(89,008)
Denominator:
Weighted average shares outstanding - basic and diluted*	7,827,357	7,827,355

Loss per ordinary share
-Basic and diluted	$(0.01)	$(0.01)

*	Retrospectively adjusted to reflect the 1-for-20 reverse share split effective on March 16, 2026.

The Company generated a net loss for the periods presented. Accordingly, basic and diluted net loss per share is the same because the inclusion of the potentially dilutive securities would be anti-dilutive.